Segmented information - Results of Operations and Assets for Segments (Detail) $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) business_unit	Dec. 31, 2017 business_unit
Segment Reporting Information [Line Items]
Number of business units | business_unit							2	2
Number of segments | segment					2
Revenue
Revenue		$ 343,578		$ 366,143	$ 820,803	$ 860,357
Fuel, power and water purchased		76,127		93,592	233,654	265,882
Net revenue		267,451		272,551	587,149	594,475
Operating expenses		120,187		120,262	240,300	241,384
Administrative expenses		13,524		13,563	26,642	26,147
Depreciation and amortization		69,813		64,781	140,860	133,430
Loss on foreign exchange		1,467		(1,272)	934	(1,071)
Operating income		62,460		75,217	178,413	194,585
Interest expense		45,840		38,429	88,461	73,929
Interest, dividend, equity and other income		(39,268)		(10,892)	(64,558)	(21,553)
Change in value of investments carried at fair value (note 6)		(121,394)		(15,033)	(115,576)	101,971
Other		9,141		1,247	13,194	7,530
Earnings before income taxes		168,141		61,466	256,892	32,708
Capital expenditures		105,664	$ 83,096		213,050	241,270
Property, plant and equipment		6,811,277		6,811,277	6,811,277	6,811,277	$ 6,393,558
Investments carried at fair value		1,097,661		1,097,661	1,097,661	1,097,661	814,530
Equity-method investees		50,486		50,486	50,486	50,486	30,492
Total assets		10,034,328		10,034,328	10,034,328	10,034,328	9,388,968
Revenue related to hedging gains		5,200		5	11,640	13,230
Revenue related to alternative revenue programs		3,460		5	(4)	5,970
Liberty Utilities Group
Revenue
Revenue		281,607		309,930	692,631	733,588
Fuel, power and water purchased		73,469		89,069	224,075	252,428
Net revenue		208,138		220,861	468,556	481,160
Operating expenses		102,021		101,514	203,996	203,988
Administrative expenses		6,546		9,212	11,979	18,057
Depreciation and amortization		47,034		44,740	95,451	89,484
Loss on foreign exchange		0		0	0	0
Operating income		52,537		65,395	157,130	169,631
Interest expense		26,057		24,767	51,149	49,971
Interest, dividend, equity and other income		(1,854)		(1,360)	(3,111)	(2,760)
Change in value of investments carried at fair value (note 6)		0		0	0	0
Other		8,796		346	10,756	(1,074)
Earnings before income taxes		19,538		41,642	98,336	123,494
Capital expenditures		104,758		72,544	202,173	168,733
Property, plant and equipment				4,315,669		4,315,669	4,210,115
Investments carried at fair value				0		0	0
Equity-method investees				28,149		28,149	959
Total assets				6,070,178		6,070,178	6,012,641
Liberty Power Group
Revenue
Revenue		61,971		56,213	128,172	126,769
Fuel, power and water purchased		2,658		4,523	9,579	13,454
Net revenue		59,313		51,690	118,593	113,315
Operating expenses		18,166		18,748	36,304	37,396
Administrative expenses		7,335		4,166	14,889	7,745
Depreciation and amortization		22,536		19,790	44,921	43,433
Loss on foreign exchange		0		0	0	0
Operating income		11,276		8,986	22,479	24,741
Interest expense		16,237		13,127	32,444	22,867
Interest, dividend, equity and other income		(37,050)		(8,915)	(60,547)	(17,676)
Change in value of investments carried at fair value (note 6)		0		0	0	0
Other		(77)		(157)	73	(40)
Earnings before income taxes		32,166		4,931	50,509	19,590
Capital expenditures	$ 906			10,552	10,877	72,537
Property, plant and equipment				2,462,792		2,462,792	2,152,420
Investments carried at fair value				1,097,661		1,097,661	814,530
Equity-method investees				22,066		22,066	29,273
Total assets				3,844,668		3,844,668	3,269,786
Corporate
Revenue
Revenue		0		0	0	0
Fuel, power and water purchased		0		0	0	0
Net revenue		0		0	0	0
Operating expenses		0		0	0	0
Administrative expenses		(357)		185	(226)	345
Depreciation and amortization		243		251	488	513
Loss on foreign exchange		1,467		(1,272)	934	(1,071)
Operating income		(1,353)		836	(1,196)	213
Interest expense		3,546		535	4,868	1,091
Interest, dividend, equity and other income		(364)		(617)	(900)	(1,117)
Change in value of investments carried at fair value (note 6)		(121,394)		(15,033)	(115,576)	101,971
Other		422		1,058	2,365	8,644
Earnings before income taxes		116,437		14,893	108,047	(110,376)
Capital expenditures		$ 0		0	$ 0	0
Property, plant and equipment				32,816		32,816	31,023
Investments carried at fair value				0		0	0
Equity-method investees				271		271	260
Total assets				$ 119,482		$ 119,482	$ 106,541